Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Abstract]
Trade receivables	$ 271,015	$ 166,054
GST/VAT receivables	3,919	38,192
Other receivables	1,205	734
Total	$ 276,139	$ 204,980